Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.84353%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,384,537.03

Principal:
Principal Collections	$26,768,805.09
Prepayments in Full	$13,781,484.16
Liquidation Proceeds	$699,171.01
Recoveries	$164,506.55
Sub Total	$41,413,966.81
Collections	$45,798,503.84

Purchase Amounts:
Purchase Amounts Related to Principal	$233,890.35
Purchase Amounts Related to Interest	$1,858.39
Sub Total	$235,748.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,034,252.58

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,034,252.58
Servicing Fee	$871,587.93	$871,587.93	$0.00	$0.00	$45,162,664.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,162,664.65
Interest - Class A-2a Notes	$805,618.83	$805,618.83	$0.00	$0.00	$44,357,045.82
Interest - Class A-2b Notes	$643,947.38	$643,947.38	$0.00	$0.00	$43,713,098.44
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$41,625,456.77
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$41,326,073.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,326,073.44
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$41,106,777.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,106,777.77
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$40,956,366.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,956,366.85
Regular Principal Payment	$40,398,458.55	$40,398,458.55	$0.00	$0.00	$557,908.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$557,908.30
Residual Released to Depositor	$0.00	$557,908.30	$0.00	$0.00	$0.00
Total		$46,034,252.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,398,458.55
Total					$40,398,458.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,565,767.49	$67.33	$805,618.83	$2.30	$24,371,386.32	$69.63
Class A-2b Notes	$16,832,691.06	$67.33	$643,947.38	$2.58	$17,476,638.44	$69.91
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$40,398,458.55	$25.59	$4,206,297.80	$2.66	$44,604,756.35	$28.25

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$173,562,404.44	0.4958926	$149,996,636.95	0.4285618
Class A-2b Notes	$123,973,146.03	0.4958926	$107,140,454.97	0.4285618
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$926,475,550.47	0.5867706	$886,077,091.92	0.5611848

Pool Information
Weighted Average APR	5.003%	5.024%
Weighted Average Remaining Term	45.73	44.98
Number of Receivables Outstanding	36,489	35,391
Pool Balance	$1,045,905,516.79	$1,003,676,244.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$967,367,294.55	$928,763,798.53
Pool Factor	0.6083036	0.5837428

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$74,912,446.15
Targeted Overcollateralization Amount	$117,599,152.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$117,599,152.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$745,921.50
(Recoveries)		42	$164,506.55
Net Loss for Current Collection Period			$581,414.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6671%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5838%
Second Prior Collection Period			0.5295%
Prior Collection Period			0.9987%
Current Collection Period			0.6808%
Four Month Average (Current and Prior Three Collection Periods)			0.6982%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,119	$7,181,872.47
(Cumulative Recoveries)			$835,445.96
Cumulative Net Loss for All Collection Periods			$6,346,426.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3691%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,418.12
Average Net Loss for Receivables that have experienced a Realized Loss			$5,671.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	276	$10,611,764.30
61-90 Days Delinquent	0.19%	45	$1,915,469.39
91-120 Days Delinquent	0.05%	11	$453,271.95
Over 120 Days Delinquent	0.03%	6	$321,010.65
Total Delinquent Receivables	1.33%	338	$13,301,516.29

Repossession Inventory:
Repossessed in the Current Collection Period		18	$792,229.49
Total Repossessed Inventory		42	$1,852,108.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1655%
Prior Collection Period			0.1754%
Current Collection Period			0.1752%
Three Month Average			0.1720%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2680%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	91	$3,810,884.47
2 Months Extended	148	$6,027,984.20
3+ Months Extended	29	$951,593.48

Total Receivables Extended	268	$10,790,462.15
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer